Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2018
Basis of Presentation and General Information
Adoption of new revenue and lease guidance
Consolidated Balance Sheets	December 31, 2017	Cumulative effect from adopting ASC 606	Cumulative effect from adopting ASC 842	January 1, 2018
Assets
Trade accounts receivable, net of allowance for doubtful receivables	$14,526	$(1,350)	$-	$13,176
Other current assets (includes deferred contract costs)	$12,279	$235	$185	$12,699

Liabilities
Accrued liabilities	$4,758	$(87)	$-	$4,671
Deferred Revenue	$865	$-	$868	$1,733

Stockholders’ Equity
Accumulated deficit	$(3,360,090)	$(1,028)	$(683)	$(3,361,801)

Schedule of Revenue by Major Charterer
	Year ended December 31,
	2016	2017	2018
Customer A – Offshore support segment	37%	-	-
Customer B – Tanker & Gas carrier segments	-	-	13.5%